PENSIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Defined_Benefit_Plan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 200	$ 900	$ 500
Pensions
Defined benefit schemes:
Number of defined benefit schemes | Defined_Benefit_Plan	2
Accumulated other comprehensive income, net actuarial loss	$ 12,400	15,251
Other comprehensive income, tax on actuarial loss	$ 0	$ 200	$ 100